STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	1 Months Ended	7 Months Ended	9 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
March G L [Member]
Common stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Aggregates shares			103,360
Gross proceeds from private placement			$ 5,552,620
Common stock Additional paid-in capital		$ 5,642,517	$ 5,642,517
Common stock, shares issued		103,360	103,360
Common stock, shares outstanding		103,360	103,360
Additional paid-in capital		$ 5,642,517	$ 5,642,517
Subscriptions receivable		90,000	90,000
Net loss			4,279,487
Accumulated deficit		4,279,487	4,279,487
Equity, Attributable to Parent		$ 1,273,133	$ 1,273,133
Greenland Exploration Limited
Common stock, shares authorized		10,000,000	10,000,000
Common stock, par value		$ 0	$ 0
Common stock, shares issued		1,500,000	1,500,000
Common stock, shares outstanding		1,500,000	1,500,000
Additional paid-in capital		$ 20,000	$ 20,000
Net loss		176,575
Accumulated deficit		176,575	176,575
Equity, Attributable to Parent		$ (156,575)	$ (156,575)
Warrants exercise price	$ 15	$ 15
Issuance of common shares	1,500,000	1,500,000